Summary of Movement in Non-Vested Share Options (Detail) - Employee Stock Option - $ / shares	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Options Outstanding Number of Shares
Beginning Balance (in shares)	694,727
Granted (in shares)	167,557
Vested (in shares)	(316,320)
Forfeited (in shares)	(2,705)
Ending Balance (in shares)	543,259
Weighted Average Exercise Price
Beginning balance (USD per share)	$ 68.06
Granted (USD per share)	118.90
Vested (USD per share)	61.76
Forfeited (USD per share)	56.58
Ending balance (USD per share)	87.46
Weighted Average Fair Value
Beginning Balance (USD per share)	20.03
Granted (USD per share)	36.84	$ 25.06
Vested (USD per share)	18.41
Forfeited (USD per share)	16.84
Ending Balance (USD per share)	$ 26.17